Asbestos (Tables)	12 Months Ended
Mar. 31, 2018
Text Block [Abstract]
Asbestos Adjustments
The Asbestos adjustments included in the consolidated statements of operations and comprehensive income comprise the following:

	Years Ended 31 March
(Millions of US dollars)	2018	2017	2016
Change in estimates:
Change in actuarial estimate - asbestos liability	$(152.1)	$44.7	$2.4
Change in actuarial estimate - insurance receivable	1.2	(8.2)	4.5
Change in estimate - AICF claims-handling costs	(0.5)	2.1	1.2
Subtotal - Change in estimates	(151.4)	38.6	8.1
(Loss) gain on foreign currency exchange	(3.9)	1.8	(2.6)
Asbestos research and education contribution	(1.1)	—	—
Total Asbestos Adjustments	$(156.4)	$40.4	$5.5

Central Estimates, Net of Insurance Recoveries
The following table sets forth the central estimates, net of insurance recoveries, calculated by KPMGA as of 31 March 2018:

	Year Ended 31 March 2018
(Millions of US and Australian dollars, respectively)	US$	A$
Central Estimate – Discounted and Inflated	1,423.1	1,852.9
Central Estimate – Undiscounted but Inflated	1,828.6	2,380.9
Central Estimate – Undiscounted and Uninflated	1,108.2	1,442.9

Numbers of Open Claims, New Claims and Closed Claims and Average Settlement Per Settled Claim and Case Closed
The following table shows the activity related to the numbers of open claims, new claims and closed claims during each of the past five years and the average settlement per settled claim and case closed:

	For the Years Ended 31 March
	2018	2017	2016	2015	2014
Number of open claims at beginning of period	352	426	494	466	462
Number of new claims	562	557	577	665	608
Number of closed claims	578	631	645	637	604
Number of open claims at end of period	336	352	426	494	466
Average settlement amount per settled claim	A$253,431	A$223,535	A$248,138	A$254,209	A$253,185
Average settlement amount per case closed	A$217,038	A$167,563	A$218,900	A$217,495	A$212,944

Average settlement amount per settled claim	US$196,093	US$168,300	US$182,763	US$222,619	US$236,268
Average settlement amount per case closed	US$167,934	US$126,158	US$161,229	US$190,468	US$198,716

Asbestos-Related Assets and Liabilities
These amounts are detailed in the table below, and the net total of these asbestos-related assets and liabilities is referred to by the Company as the “Net AFFA Liability.”

	31 March
(Millions of US dollars)	2018	2017
Asbestos liability – current	$(114.1)	$(116.4)
Asbestos liability – non-current	(1,101.0)	(1,043.3)
Asbestos liability – Total	(1,215.1)	(1,159.7)
Insurance receivable – current	5.1	5.7
Insurance receivable – non-current	52.8	58.1
Insurance receivable – Total	57.9	63.8
Workers’ compensation asset – current	2.1	2.9
Workers’ compensation asset – non-current	28.8	40.4
Workers’ compensation liability – current	(2.1)	(2.9)
Workers’ compensation liability – non-current	(28.8)	(40.4)
Workers’ compensation – Total	—	—
Loan facility	—	(52.4)
Other net liabilities	(2.2)	(1.6)
Restricted cash and cash equivalents of AICF	26.6	108.9
Restricted short-term investments of AICF	38.4	—
Net Unfunded AFFA liability	$(1,094.4)	$(1,041.0)
Deferred income taxes – non-current	382.9	356.6
Income tax payable	21.1	16.8
Net Unfunded AFFA liability, net of tax	$(690.4)	$(667.6)

Summary of Net Unfunded AFFA Liability, Net of Tax
The following is a detailed rollforward of the Net Unfunded AFFA liability, net of tax, for the year ended 31 March 2018:

(Millions of US dollars)	Asbestos Liability	Insurance Receivables	Other Loan Facilities	Restricted Cash and Investments	Other Assets and Liabilities	Net Unfunded AFFA Liability	Deferred Tax Assets	Income Tax Payable	Net Unfunded AFFA Liability, net of tax
Opening Balance - 31 March 2017	$(1,159.7)	$63.8	$(52.4)	$108.9	$(1.6)	$(1,041.0)	$356.6	$16.8	$(667.6)
Asbestos claims paid[1]	103.1	—	—	(103.1)	—	—	—	—	—
Payment received in accordance with AFFA[2]	—	—	—	102.2	—	102.2	—	—	102.2
AICF claims-handling costs incurred (paid)	1.2	—	—	(1.2)	—	—	—	—	—
AICF operating costs paid - non claims-handling	—	—	—	(1.9)	—	(1.9)	—	—	(1.9)
Change in actuarial estimate	(152.1)	(3.3)	—	—	—	(155.4)	—	—	(155.4)
Change in claims handling cost estimate	(0.5)	—	—	—	—	(0.5)	—	—	(0.5)
Impact on deferred income tax due to change in actuarial estimate	—	—	—	—	—	—	47.0	—	47.0
Insurance recoveries	—	(2.8)	—	7.3	—	4.5	—	—	4.5
Movement in income tax payable	—	—	—	—	—	—	(21.3)	4.8	(16.5)
Funds repaid to NSW under loan agreement	—	—	51.9	(51.9)	—	—	—	—	—
Other movements	—	—	0.1	3.7	(0.6)	3.2	—	(0.1)	3.1
Effect of foreign exchange	(7.1)	0.2	0.4	1.0	—	(5.5)	0.6	(0.4)	(5.3)
Closing Balance - 31 March 2018	$(1,215.1)	$57.9	$—	$65.0	$(2.2)	$(1,094.4)	$382.9	$21.1	$(690.4)

AICF Contributions
The following table summarizes the AICF contributions during the fiscal years 2018, 2017 and 2016:

Payment Date	Payment Amount A$ Millions	Payment Amount US$ Millions	Operating Cash flow US$ Millions	Free Cash Flow US$ Millions
3 July 2017	135.1	102.2	292.1	292.1
1 July 2016	120.7	91.1	260.4	260.4
1 July 2015	81.1	62.8	179.5	179.5